NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Foreign Currency (Policies)	11 Months Ended
Nov. 30, 2017
SDA Mill, Audited
Foreign Currency

d)Foreign Currency

The accounts of the Company are maintained in Mexican Pesos. The accounts of the Company are translated into United States dollars (“USD”), with the Mexican Peso as the functional currency. All assets and liabilities are translated at the exchange rate on the balance sheet date, net parent investment is translated at historical rates and statement of operations items are translated at the average exchange rate for the period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translation of foreign currency transactions and balances are reflected in the statement of operations and other comprehensive loss. The following table details the exchange rates used for the respective periods:

	November 30, 2017	December 31, 2016
Balance sheet date: Mexican Peso to USD exchange rate	18.63	20.73
Average for the period ended: Mexican Peso to USD exchange rate	18.82	18.64